Revenue Recognition	12 Months Ended
Dec. 31, 2025
Schedule of Disaggregation of Revenue [Abstract]
Revenue Recognition

Note 4. Revenue Recognition

The Company is in the business of developing geologic repository technology for the purpose of nuclear waste storage or disposal activities, including any related consulting services for such activities.

Disaggregation of Revenue

The Company’s business segments are organized based on the nature and economic characteristics of our services, ensuring meaningful disaggregation of each segment’s operational results. The following tables provide a detailed breakdown of our revenue:

Revenue by Contract Type (in thousands)

	Year Ended December 31,
	2025	2024
Grant revenue	$2,309	$5,756
Remediation, administrative and consulting services and other revenue	3,827	1,297
Total revenue by contract type	$6,136	$7,053

Revenue by Generator (in thousands)

	Year Ended December 31,
	2025		2024
	Domestic	Foreign	Domestic	Foreign
Domestic government	$5,592	$-	$6,481	$-
Domestic commercial	298	-	45	-
Foreign government	-	222	-	501
Foreign commercial	-	24	-	26
Total	$5,890	$246	$6,526	$527

Contract Balances

The timing of revenue recognition and billings results in unbilled receivables (contract assets). The Company’s contract liabilities consist of deferred revenues which represent advance payments from customers in advance of the completion of our performance obligations.

The following tables represent changes in our contract assets. Our contract assets of $275 thousand as of December 31, 2025 relate to various customers for nuclear waste disposal services which are expected to be completed in 2026.

Contract Assets (in thousands)

Amount
Balance as of January 1, 2023	$346
Add: Revenue earned but not yet billed	2,420
Less: Billed and transferred to receivables	(2,655)
Balance as of December 31, 2024	$111
Add: Revenue earned but not yet billed	4,112
Less: Billed and transferred to receivables	(3,948)
Balance as of December 31, 2025	$275

Revenue recognized in each period relates to performance obligations satisfied within the respective period. The Company had $150 thousand and $0 contract liabilities as of December 31, 2025 and 2024.

Allowance for Credit Losses (in thousands)

An allowance of $118 thousand and $128 thousand has been recorded as of December 31, 2025 and December 31, 2024, respectively.

Amount
Balance, January 1, 2023	$149
Add: Additions	-
Less: Write-offs and Recoveries	(21)
Balance, December 31, 2024	$128
Add: Additions	33
Less: Write-offs and Recoveries	(43)
Balance, December 31, 2025	$118